CONSOLIDATED CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Series A Preferred Stock [Member]	Noncontrolling Interest [Member]
Balance, shares at Dec. 31, 2021		49,504,185			12,500
Balance, amount at Dec. 31, 2021	$ 447,721	$ 495,042	$ 39,219,146	$ (39,266,592)	$ 125	$ 0
Common Stock issued during the year, shares		500,000
Common Stock issued during the year, amount	5,000	$ 5,000	0	0	$ 0	0
Net Loss for the year	(13,358)			(13,358)		0
Balance, shares at Dec. 31, 2022		50,004,185			12,500
Balance, amount at Dec. 31, 2022	439,363	$ 500,042	39,219,146	(39,279,950)	$ 125	0
Common Stock issued during the year, shares		11,745,340
Common Stock issued during the year, amount	(305,794)	$ 117,453	(423,247)	0	0
Net Loss for the year	(166,151)	0	0	(166,151)	0	0
Common stock issued for acquisition, amount	20,000	$ 20,000	0	0	0	0
Common stock issued for acquisition, shares		2,000,000
NCI	5,851	$ 0	0	0	$ 0	5,851
Balance, shares at Dec. 31, 2023		63,749,525			12,500
Balance, amount at Dec. 31, 2023	$ (6,731)	$ 637,495	$ 38,795,899	$ (39,446,101)	$ 125	$ 5,851